Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Sales of goods	S/ 2,116,883	S/ 1,978,071	S/ 1,950,075
Cost of sales	(1,310,017)	(1,249,545)	(1,260,623)
Gross profit	806,866	728,526	689,452
Operating expenses
Administrative expenses	(291,538)	(253,383)	(231,967)
Selling and distribution expenses	(92,785)	(81,410)	(69,569)
Other operating expenses, net	(75,442)	(2,700)	(13,810)
Impairment to retirement of property, plant and equipment			(36,551)
Total operating expenses, net	(459,765)	(337,493)	(351,897)
Operating profit	347,101	391,033	337,555
Other income (expenses)
Finance income	11,291	6,298	7,246
Finance costs	(93,036)	(100,308)	(104,045)
Net gain on derivative financial instruments recognized at fair value through profit or loss			19
Gain (loss) from exchange difference, net	2,619	(836)	4,933
Total other expenses, net	(79,126)	(94,846)	(91,847)
Profit before income tax	267,975	296,187	245,708
Income tax expense	(113,770)	(97,312)	(76,808)
Profit for the year	S/ 154,205	S/ 198,875	S/ 168,900
Earnings per share
Basic income attributable to holders of common and investment shares of Cementos Pacasmayo S.A.A. (S/per share) (in Nuevos Soles per share)	S/ 0.36	S/ 0.46	S/ 0.39